Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

Receipt of SEC Subpoena

On February 16, 2022, the Company received a subpoena from the Securities and Exchange Commission (the “SEC”) requesting the production of certain documents related to an investigation by the SEC (the “Investigation”). The SEC’s subpoena, like the Lawsuit, refers to a February 26, 2021, derogatory report about the Company published by Hindenburg Research LLC, to which the Company responded in a press release dated March 1, 2021. Among the documents the SEC seeks are those pertaining to the matters discussed in the report and to the Company’s assertions in the press release that the report contained false information. Because the Investigation is at an early stage, the Company cannot predict its outcome, duration, or any potential consequences at this time. The SEC has not advised the Company that it has concluded any legal violation has occurred, but any Investigation potentially could result in government enforcement actions and, to civil and/or criminal sanctions under relevant laws. The Company intends to cooperate with the SEC with respect to the Investigation.

On April 29, 2022, the Company received a second subpoena from the SEC requesting the production of additional documents related to the Investigation. The Company intends to cooperate with the SEC with respect to the Investigation. The Company intends to cooperate with the SEC with respect to the Investigation.

Registered Direct Offering

On March 31, 2022，the Company entered into certain securities purchase agreement with the purchaser party thereto pursuant to which the Company agreed to sell 35,750,000 of its ADSs for gross proceeds of approximately $20 million. The Offering closed on April 4, 2022.

Placement Agency Agreement

On March 31, 2022, the Company entered into placement agency agreement with Maxim Group LLC as exclusive placement agent pursuant to which the Placement Agent agreed to act as the sole lead/exclusive placement agent in connection with the Offering. The Company agreed to pay the Placement Agent an aggregate fee equal to 7% of the gross proceeds raised in the Offering. The Company also agreed to reimburse the Placement Agent $5,000 for non-accountable expenses and up to $40,000 for the reasonable and accounted fees and expenses of legal counsel.